                       SUPPLEMENT DATED JUNE 30, 2010 TO

                       PROSPECTUS DATED MAY 1, 2010 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your variable annuity prospectus. Please read it carefully and keep it with your prospectus for future reference.

On April 26, 2010, the Board of Trustees (the "Board") of Eaton Vance Variable Trust voted to liquidate and terminate the Eaton Vance VT Worldwide Health Sciences Fund (the "Portfolio") after a determination that continuation of the Portfolio is not in the best interest of the Portfolio or its shareholders.

In accordance with the Board's decision to terminate operations, the Portfolio will be liquidated effective at the close of trading on the New York Stock Exchange (the "NYSE") on September 17, 2010. Assets held by the Separate Account which are invested in the Portfolio will be transferred at the close of trading on the NYSE on September 17, 2010 to the GE Investments Funds, Inc. -- Money Market Fund.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to September 17, 2010 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

Subaccounts

                                                                                               Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                      Investment Objective                 as applicable)
                   ---------------------------------------------------------------------------------------------------------
AIM VARIABLE       Invesco V.I. Capital Appreciation    Long-term growth of capital.             Invesco Advisers, Inc.
INSURANCE FUNDS    Fund -- Series I shares (formerly,
(INVESCO VARIABLE  AIM V.I. Capital Appreciation
INSURANCE FUNDS)   Fund -- Series I shares)
                   ---------------------------------------------------------------------------------------------------------
                   Invesco V.I. Core Equity Fund --     Long-term growth of capital.             Invesco Advisers, Inc.
                   Series I shares (formerly, AIM V.I.
                   Core Equity Fund -- Series I
                   shares)
                   ---------------------------------------------------------------------------------------------------------
                   Invesco V.I. International Growth    Long-term growth of capital.             Invesco Advisers, Inc.
                   Fund -- Series II shares (formerly,
                   AIM V.I. International Growth
                   Fund -- Series II shares)
                   ---------------------------------------------------------------------------------------------------------
                   Invesco Van Kampen V.I.              Seeks capital growth and income          Invesco Advisers, Inc.
                   Comstock Fund -- Series II           through investments in equity
                   Shares (formerly, Comstock           securities, including common stocks,
                   Portfolio -- Class II shares)        preferred stocks and securities
                                                        convertible into common and preferred
                                                        stocks.
                   ---------------------------------------------------------------------------------------------------------

19776NY SUPPC 06/30/10


                         Subaccount Investing In                    Investment Objective
                         ---------------------------------------------------------------------------
                         Invesco Van Kampen V.I. Equity    Seeks both capital appreciation and
                         and Income Fund -- Series II      current income.
                         shares (formerly, Equity and
                         Income Portfolio -- Class II
                         shares)
                         ---------------------------------------------------------------------------
ALLIANCEBERNSTEIN        AllianceBernstein Balanced        Seeks to maximize total return
VARIABLE PRODUCTS        Wealth Strategy Portfolio --      consistent with the adviser's
SERIES FUND, INC.        Class B                           determination of reasonable risk.
                         ---------------------------------------------------------------------------
                         AllianceBernstein Global          Long-term growth of capital.
                         Thematic Growth Portfolio --
                         Class B
                         ---------------------------------------------------------------------------
                         AllianceBernstein Growth and      Long-term growth of capital.
                         Income Portfolio -- Class B
                         ---------------------------------------------------------------------------
                         AllianceBernstein International   Long-term growth of capital.
                         Value Portfolio -- Class B
                         ---------------------------------------------------------------------------
                         AllianceBernstein Large Cap       Long-term growth of capital.
                         Growth Portfolio -- Class B
                         ---------------------------------------------------------------------------
                         AllianceBernstein Small Cap       Long-term growth of capital.
                         Growth Portfolio -- Class B
                         ---------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --   The fund pursues long-term total
VARIABLE PORTFOLIOS II,  Class II                          return using a strategy that seeks to
INC.                                                       protect against U.S. inflation.
                         ---------------------------------------------------------------------------
BLACKROCK VARIABLE       BlackRock Basic Value V.I. Fund   Seeks capital appreciation, and
SERIES FUNDS, INC.       -- Class III Shares               secondarily, income.

                         ---------------------------------------------------------------------------
                         BlackRock Global Allocation V.I.  Seeks high total investment return.
                         Fund -- Class III Shares



                         ---------------------------------------------------------------------------
                         BlackRock Value Opportunities     Seeks long-term growth of capital.
                         V.I. Fund -- Class III Shares

                         ---------------------------------------------------------------------------
COLUMBIA FUNDS           Columbia Marsico Growth Fund,     The fund seeks long-term growth of
VARIABLE INSURANCE       Variable Series -- Class A        capital.
TRUST I
                         ---------------------------------------------------------------------------
                         Columbia Marsico International    The fund seeks long-term growth of
                         Opportunities Fund, Variable      capital.
                         Series -- Class B
                         ---------------------------------------------------------------------------
EATON VANCE VARIABLE     VT Floating-Rate Income Fund      To provide a high level of current
TRUST                                                      income.
                         ---------------------------------------------------------------------------
EVERGREEN VARIABLE       Evergreen VA Omega Fund --        Seeks long term capital growth.
ANNUITY TRUST            Class 2/1/
                         ---------------------------------------------------------------------------
FEDERATED INSURANCE      Federated High Income Bond        Seeks high current income by
SERIES                   Fund II -- Service Shares         investing in lower-rated corporate debt
                                                           obligations, commonly referred to as
                                                           "junk bonds."
                         ---------------------------------------------------------------------------

                                           Adviser (and Sub-Adviser(s),
         Investment Objective                    as applicable)
--------------------------------------------------------------------------
Seeks both capital appreciation and      Invesco Advisers, Inc.
current income.



--------------------------------------------------------------------------
Seeks to maximize total return           AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
--------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.


--------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

--------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

--------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

--------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

--------------------------------------------------------------------------
The fund pursues long-term total         American Century Investment
return using a strategy that seeks to    Management, Inc.
protect against U.S. inflation.
--------------------------------------------------------------------------
Seeks capital appreciation, and          BlackRock Advisors, LLC
secondarily, income.                     (subadvised by BlackRock
                 Investment Management, LLC)
--------------------------------------------------------------------------
Seeks high total investment return.      BlackRock Advisors, LLC
        (subadvised by BlackRock
                                         Investment Management, LLC and
                                         BlackRock Asset Management U.K.
                                         Limited)
--------------------------------------------------------------------------
Seeks long-term growth of capital.       BlackRock Advisors, LLC
        (subadvised by BlackRock
                                         Investment Management, LLC)
--------------------------------------------------------------------------
The fund seeks long-term growth of       Columbia Management Investment
capital.                                 Advisers, LLC (subadvised by
                 Marsico Capital Management, LLC)
--------------------------------------------------------------------------
The fund seeks long-term growth of       Columbia Management Investment
capital.                                 Advisers, LLC (subadvised by
        Marsico Capital Management, LLC)
--------------------------------------------------------------------------
To provide a high level of current       Eaton Vance Management
income.
--------------------------------------------------------------------------
Seeks long term capital growth.          Evergreen Investment Management
 Company, LLC
--------------------------------------------------------------------------
Seeks high current income by             Federated Investment Management
investing in lower-rated corporate debt  Company
obligations, commonly referred to as
"junk bonds."
--------------------------------------------------------------------------

                    /1/ Effective July 16, 2010, the Evergreen VA Omega Fund --
                        Class 2 will be reorganized into the following fund:

                                                                                          Adviser (and Sub-Adviser(s),
                      Subaccount Investing In               Investment Objective                 as applicable)
                      ----------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE  Wells Fargo Advantage VT Omega  The fund seeks long-term capital  Wells Fargo Funds Management,
TRUST                 Growth Fund -- Class 2          appreciation.                     LLC (sub-advised by Wells Capital
                                                                                        Management Incorporated)
                      ----------------------------------------------------------------------------------------------------


                       Subaccount Investing In                      Investment Objective
                       ------------------------------------------------------------------------------
                       Federated Kaufmann Fund II --      Seeks capital appreciation.
                       Service Shares


                       ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Balanced Portfolio -- Service  Seeks income and capital growth
INSURANCE PRODUCTS     Class 2                            consistent with reasonable risk.
FUND










                       ------------------------------------------------------------------------------
                       VIP Contrafund(R) Portfolio --     Seeks long-term capital appreciation.
                       Service Class 2

                       ------------------------------------------------------------------------------
                       VIP Dynamic Capital Appreciation   Seeks capital appreciation.
                       Portfolio -- Service Class 2

                       ------------------------------------------------------------------------------
                       VIP Equity-Income Portfolio --     Seeks reasonable income. The fund
                       Service Class 2                    will also consider the potential for
                                                          capital appreciation. The fund's goal is
                                                          to achieve a yield which exceeds the
                                                          composite yield on the securities
                                                          comprising the Standard & Poor's
                                                          500/SM/ Index (S&P 500(R)).
                       ------------------------------------------------------------------------------
                       VIP Growth Portfolio --            Seeks to achieve capital appreciation.
                       Service Class 2

                       ------------------------------------------------------------------------------
                       VIP Growth & Income Portfolio      Seeks high total return through a
                       -- Service Class 2                 combination of current income and
                                                          capital appreciation.
                       ------------------------------------------------------------------------------
                       VIP Investment Grade Bond          Seeks as high a level of current income
                       Portfolio -- Service Class 2       as is consistent with the preservation of
                                                          capital.
                       ------------------------------------------------------------------------------
                       VIP Mid Cap Portfolio --           Seeks long-term growth of capital.
                       Service Class 2

                       ------------------------------------------------------------------------------
                       VIP Value Strategies Portfolio --  Seeks capital appreciation.
                       Service Class 2

                       ------------------------------------------------------------------------------
FRANKLIN TEMPLETON     Mutual Shares Securities Fund --   Seeks capital appreciation, with
VARIABLE INSURANCE     Class 2 Shares                     income as a secondary goal. The fund
PRODUCTS TRUST                                            normally invests primarily in U.S. and
                                                          foreign equity securities that the
                                                          manager believes are undervalued. The
                                                          fund also invests, to a lesser extent, in
                                                          risk arbitrage securities and distressed
                                                          companies.
                       ------------------------------------------------------------------------------

                                              Adviser (and Sub-Adviser(s),
          Investment Objective                       as applicable)
-------------------------------------------------------------------------------
Seeks capital appreciation.                Federated Equity Management
         Company of Pennsylvania
                                           (subadvised by Federated Global
                                           Investment Management Corp.)
-------------------------------------------------------------------------------
Seeks income and capital growth            Fidelity Management & Research
consistent with reasonable risk.           Company (FMR) (subadvised by
                     Fidelity Investments Money
                                           Management, Inc. (FIMM), FMR
                                           Co., Inc. (FMRC), Fidelity Research
                                           & Analysis Company (FRAC),
                                           Fidelity Management & Research
                                           (U.K.) Inc. (FMR U.K.), Fidelity
                                           International Investment Advisors
                                           (FIIA), Fidelity International
                                           Investment Advisors (U.K.) Limited
                                           (FIIA(U.K.)L), and Fidelity
                                           Investments Japan Limited (FIJ))
-------------------------------------------------------------------------------
Seeks long-term capital appreciation.      FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
-------------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued. The
fund also invests, to a lesser extent, in
risk arbitrage securities and distressed
companies.
-------------------------------------------------------------------------------

                                                                                               Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                    Investment Objective                    as applicable)
                   ------------------------------------------------------------------------------------------------------------
                   Templeton Growth Securities       Seeks long-term capital growth. The     Templeton Global Advisors Limited
                   Fund -- Class 2 Shares            fund normally invests primarily in
                                                     equity securities of companies located
                                                     anywhere in the world, including those
                                                     in the U.S. and in emerging markets.
                   ------------------------------------------------------------------------------------------------------------
GE INVESTMENTS     Core Value Equity Fund --         Seeks long-term growth of capital and   GE Asset Management Incorporated
FUNDS, INC.        Class 1 Shares                    future income.
                   ------------------------------------------------------------------------------------------------------------
                   Money Market Fund/1/              Seeks a high level of current income    GE Asset Management Incorporated
                                                     consistent with the preservation of
                                                     capital and the maintenance of
                                                     liquidity.
                   ------------------------------------------------------------------------------------------------------------
                   Real Estate Securities Fund --    Seeks maximum total return through      GE Asset Management Incorporated
                   Class 1 Shares                    current income and capital              (subadvised by Urdang Securities
                                                     appreciation.                           Management, Inc.)
                   ------------------------------------------------------------------------------------------------------------
                   Small-Cap Equity Fund -- Class 1  Seeks long-term growth of capital.      GE Asset Management Incorporated
                   Shares                                                                    (subadvised by Palisade Capital
                                                                                             Management, L.L.C., Champlain
                                                                                             Investment Partners, LLC,
                                                                                             GlobeFlex Capital, LP and
                                                                                             SouthernSun Asset Management,
                                                                                             Inc.)
                   ------------------------------------------------------------------------------------------------------------
                   Total Return Fund/2/              Seeks the highest total return,         GE Asset Management Incorporated
                                                     composed of current income and          (subadvised by Urdang Securities
                                                     capital appreciation, as is consistent  Management, Inc. and Palisade
                                                     with prudent investment risk.           Capital Management, L.L.C.)
                   ------------------------------------------------------------------------------------------------------------
                   U.S. Equity Fund -- Class 1       Seeks long-term growth of capital.      GE Asset Management Incorporated
                   Shares
                   ------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE  Genworth Calamos Growth           The fund's investment objective is      Genworth Financial Wealth
INSURANCE TRUST/ / Fund -- Service Shares            long-term capital growth.               Management, Inc. (subadvised by
                                                                                             Calamos Advisors LLC)
                   ------------------------------------------------------------------------------------------------------------
                   Genworth Columbia Mid Cap         The fund's investment objective is      Genworth Financial Wealth
                   Value Fund -- Service Shares      long-term capital appreciation.         Management, Inc. (subadvised by
                                                                                             Columbia Management Advisors,
                                                                                             LLC)
                   ------------------------------------------------------------------------------------------------------------
                   Genworth Davis NY Venture         The fund's investment objective is      Genworth Financial Wealth
                   Fund -- Service Shares            long-term growth of capital.            Management, Inc. (subadvised by
                                                                                             Davis Selected Advisers, L.P.)
                   ------------------------------------------------------------------------------------------------------------
                   Genworth Eaton Vance Large Cap    The fund's investment objective is to   Genworth Financial Wealth
                   Value Fund -- Service Shares      seek total return.                      Management, Inc. (subadvised by
                                                                                             Eaton Vance Management)
                   ------------------------------------------------------------------------------------------------------------
                   Genworth Enhanced International   The fund's investment objective is to   Genworth Financial Wealth
                   Index Fund -- Service Shares      outperform the Morgan Stanley Capital   Management, Inc.
                                                     International Europe, Australasia and
                                                     Far East Index ("MSCI EAFE Index")
                                                     while maintaining a market level of
                                                     risk.
                   ------------------------------------------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.


                      Subaccount Investing In                       Investment Objective
                      -------------------------------------------------------------------------------
                      Genworth Goldman Sachs              The fund's investment objective is to
                      Enhanced Core Bond Index            seek to outperform the total return
                      Fund -- Service Shares (formerly,   performance of the Barclays Capital
                      Genworth Legg Mason Western         Aggregate Bond Index (the "Bond
                      Asset Core Plus Bond Fund)          Index") while maintaining a risk level
                                                          commensurate with the Bond Index.
                      -------------------------------------------------------------------------------
                      Genworth Legg Mason                 The fund's investment objective is to
                      ClearBridge Aggressive Growth       seek capital appreciation.
                      Fund -- Service Shares (formerly,
                      Genworth Legg Mason Partners
                      Aggressive Growth Fund)
                      -------------------------------------------------------------------------------
                      Genworth PIMCO StocksPLUS           The fund's investment objective is to
                      Fund -- Service Shares              seek total return which exceeds that of
                                                          the S&P 500 Index.

                      -------------------------------------------------------------------------------
JANUS ASPEN SERIES    Balanced Portfolio -- Service       Seeks long-term capital growth,
                      Shares                              consistent with preservation of capital
                                                          and balanced by current income.
                      -------------------------------------------------------------------------------
                      Forty Portfolio -- Service Shares   A non-diversified portfolio/1/ that seeks
                                                          long-term growth of capital.
                      -------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) Investors Growth Stock       The fund's investment objective is to
INSURANCE TRUST       Series -- Service Class Shares      seek capital appreciation.
                      -------------------------------------------------------------------------------
                      MFS(R) Total Return Series --       The fund's investment objective is to
                      Service Class Shares                seek total return.
                      -------------------------------------------------------------------------------
                      MFS(R) Utilities Series -- Service  The fund's investment objective is to
                      Class Shares                        seek total return.
                      -------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  Oppenheimer Balanced Fund/VA        Seeks a high total investment return,
ACCOUNT FUNDS         -- Service Shares                   which includes current income and
                                                          capital appreciation in the value of its
                                                          shares.
                      -------------------------------------------------------------------------------
                      Oppenheimer Capital                 Seeks capital appreciation by investing
                      Appreciation Fund/VA -- Service     in securities of well-known established
                      Shares                              companies.
                      -------------------------------------------------------------------------------
                      Oppenheimer Global Securities       Seeks long-term capital appreciation
                      Fund/VA -- Service Shares           by investing a substantial portion of its
                                                          assets in securities of foreign issuers,
                                                          "growth-type" companies, cyclical
                                                          industries and special situations that
                                                          are considered to have appreciation
                                                          possibilities.
                      -------------------------------------------------------------------------------
                      Oppenheimer Main Street Fund/       Seeks high total return.
                      VA -- Service Shares
                      -------------------------------------------------------------------------------
                      Oppenheimer Main Street Small       Seeks capital appreciation.
                      Cap Fund/VA -- Service Shares
                      -------------------------------------------------------------------------------
PIMCO VARIABLE        All Asset Portfolio -- Advisor      Seeks maximum real return consistent
INSURANCE TRUST       Class Shares                        with preservation of real capital and
                                                          prudent investment management.
                      -------------------------------------------------------------------------------

                                             Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek to outperform the total return        Management, Inc. (subadvised by
performance of the Barclays Capital        Goldman Sachs Asset
Aggregate Bond Index (the "Bond            Management, L.P.)
Index") while maintaining a risk level
commensurate with the Bond Index.
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek capital appreciation.                 Management, Inc. (subadvised by
        ClearBridge Advisors, LLC)


----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return which exceeds that of    Management, Inc. (subadvised by
the S&P 500 Index.                         Pacific Investment Management
                                           Company LLC)
----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
----------------------------------------------------------------------------
Seeks a high total investment return,      OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the value of its
shares.
----------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in securities of well-known established
companies.
----------------------------------------------------------------------------
Seeks long-term capital appreciation       OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth-type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
----------------------------------------------------------------------------
Seeks high total return.                   OppenheimerFunds, Inc.

----------------------------------------------------------------------------
Seeks capital appreciation.                OppenheimerFunds, Inc.

----------------------------------------------------------------------------
Seeks maximum real return consistent       Pacific Investment Management
with preservation of real capital and      Company LLC
prudent investment management.
----------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                       Subaccount Investing In                     Investment Objective
                       ----------------------------------------------------------------------------
                       High Yield Portfolio --            Seeks maximum total return,
                       Administrative Class Shares        consistent with preservation of capital
                                                          and prudent investment management.
                                                          Invests at least 80% of its assets in a
                                                          diversified portfolio of high yield
                                                          securities ("junk bonds") rated below
                                                          investment grade but rated at least Caa
                                                          by Moody's or CCC by S&P, or, if
                                                          unrated, determined by PIMCO to be
                                                          of comparable quality, subject to a
                                                          maximum of 5% of its total assets in
                                                          securities rated Caa by Moody's or
                                                          CCC by S&P, or, if unrated,
                                                          determined by PIMCO to be of
                                                          comparable quality.
                       ----------------------------------------------------------------------------
                       Long-Term U.S. Government          Seeks maximum total return,
                       Portfolio -- Administrative Class  consistent with preservation of capital
                       Shares                             and prudent investment management.
                       ----------------------------------------------------------------------------
                       Low Duration Portfolio --          Seeks maximum total return,
                       Administrative Class Shares        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
                       Total Return Portfolio --          Seeks maximum total return,
                       Administrative Class Shares        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES  Jennison Portfolio -- Class II     Seeks long-term growth of capital.
FUND                   Shares

                       ----------------------------------------------------------------------------
                       Jennison 20/20 Focus Portfolio --  Seeks long-term growth of capital.
                       Class II Shares

                       ----------------------------------------------------------------------------
                       Natural Resources Portfolio --     Seeks long-term growth of capital.
                       Class II Shares

                       ----------------------------------------------------------------------------

                                            Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                 Adviser (and Sub-Adviser(s),
                    Subaccount Investing In         Investment Objective               as applicable)
                    ------------------------------------------------------------------------------------------
JANUS ASPEN SERIES   Overseas Portfolio --   Seeks long-term growth of capital.  Janus Capital Management LLC
                     Service Shares
                    ------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                        Subaccount Investing In                 Investment Objective
                        -----------------------------------------------------------------------
FIDELITY(R) VARIABLE    VIP Asset Manager/SM/          Seeks to obtain high total return with
INSURANCE PRODUCTS      Portfolios --                  reduced risk over the long term by
FUND                    Service Class 2                allocating its assets among stocks,
                                                       bonds, and short-term instruments.









                        -----------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  Goldman Sachs Mid Cap Value    Seeks long-term capital appreciation.
INSURANCE TRUST         Fund
                        -----------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) New Discovery Series -- The fund's investment objective is to
INSURANCE TRUST         Service Class Shares           seek capital appreciation.
                        -----------------------------------------------------------------------

                                           Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
 L.P.
----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation.              Company
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:


                       Subaccount Investing In                      Investment Objective
                       -----------------------------------------------------------------------------
AIM VARIABLE           Invesco Van Kampen V.I. Capital    Seeks capital growth.
INSURANCE FUNDS        Growth Fund -- Series II shares
(INVESCO VARIABLE      (formerly, Capital Growth
INSURANCE FUNDS)       Portfolio -- Class II shares)
                       -----------------------------------------------------------------------------
LEGG MASON PARTNERS    Legg Mason ClearBridge Variable    Seeks to provide a high level of current
VARIABLE EQUITY TRUST  Equity Income Builder Portfolio    income. Long-term capital
                       -- Class II (formerly, Legg Mason  appreciation will be its secondary
                       Partners Variable Capital and      objective. This objective may be
                       Income Portfolio -- Class II)      changed without shareholder approval.
                       -----------------------------------------------------------------------------

                                            Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
----------------------------------------------------------------------------
Seeks capital growth.                     Invesco Advisers, Inc.



----------------------------------------------------------------------------
Seeks to provide a high level of current  Legg Mason Partners Fund Advisor,
income. Long-term capital                 LLC (subadvised by ClearBridge
appreciation will be its secondary        Advisors, LLC)
objective. This objective may be
changed without shareholder approval.
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after September 8, 2008:

                                                                                                 Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                     Investment Objective                   as applicable)
                    ------------------------------------------------------------------------------------------------------------
AIM VARIABLE        Invesco V.I. Basic Value Fund --    Long-term growth of capital.           Invesco Advisers, Inc.
INSURANCE FUNDS     Series II shares (formerly, AIM
(INVESCO VARIABLE   V.I. Basic Value Fund -- Series II
INSURANCE FUNDS)    shares)
                    ------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE  BlackRock Large Cap Growth V.I.     Seeks long-term capital growth.        BlackRock Advisors, LLC
SERIES FUNDS, INC.  Fund -- Class III Shares                                                   (subadvised by BlackRock
                                                                                               Investment Management, LLC)
                    ------------------------------------------------------------------------------------------------------------
GE INVESTMENTS      Income Fund -- Class 1 Shares       Seeks maximum income consistent        GE Asset Management Incorporated
FUNDS, INC.                                             with prudent investment management
                                                        and the preservation of capital.
                    ------------------------------------------------------------------------------------------------------------
                    Mid-Cap Equity Fund -- Class 1      Seeks long-term growth of capital and  GE Asset Management Incorporated
                    Shares/1/                           future income.
                    ------------------------------------------------------------------------------------------------------------
                    Premier Growth Equity               Seeks long-term growth of capital and  GE Asset Management Incorporated
                    Fund -- Class 1 Shares              future income rather than current
                                                        income.
                    ------------------------------------------------------------------------------------------------------------

                    /1/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.


                       Subaccount Investing In                   Investment Objective
                       --------------------------------------------------------------------------
                       S&P 500(R) Index Fund/1/         Seeks growth of capital and
                                                        accumulation of income that
                                                        corresponds to the investment return of
                                                        S&P's 500 Composite Stock Index.
                       --------------------------------------------------------------------------
LEGG MASON PARTNERS    Legg Mason ClearBridge Variable  Seeks capital appreciation. This
VARIABLE EQUITY TRUST  Aggressive Growth Portfolio --   objective may be changed without
                       Class II (formerly, Legg Mason   shareholder approval.
                       Partners Variable Aggressive
                       Growth Portfolio -- Class II)
                       --------------------------------------------------------------------------
                       Legg Mason ClearBridge Variable  Seeks long-term capital growth with
                       Fundamental All Cap Value        income as a secondary consideration.
                       Portfolio -- Class I (formerly,  This objective may be changed without
                       Legg Mason ClearBridge Variable  shareholder approval.
                       Fundamental Value Portfolio --
                       Class I)
                       --------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) Investors Trust           The fund's investment objective is to
INSURANCE TRUST        Series -- Service Class Shares   seek capital appreciation.
                       --------------------------------------------------------------------------
OPPENHEIMER VARIABLE   Oppenheimer Small- & Mid-Cap     Seeks capital appreciation by investing
ACCOUNT FUNDS          Growth Fund/VA -- Service        in "growth type" companies.
                       Shares (formerly, Oppenheimer
                       MidCap Fund/VA -- Service
                       Shares)
                       --------------------------------------------------------------------------
RYDEX VARIABLE TRUST   NASDAQ-100(R) Fund/2/            Seeks to provide investment results
                                                        that correspond to a benchmark for
                                                        over-the-counter securities. The
                                                        portfolio's current benchmark is the
                                                        NASDAQ 100 Index(TM).
                       --------------------------------------------------------------------------

                                           Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
---------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
S&P's 500 Composite Stock Index.
---------------------------------------------------------------------------
Seeks capital appreciation. This         Legg Mason Partners Fund Advisor,
objective may be changed without         LLC (subadvised by ClearBridge
shareholder approval.                    Advisors, LLC)


---------------------------------------------------------------------------
Seeks long-term capital growth with      Legg Mason Partners Fund Advisor,
income as a secondary consideration.     LLC (subadvised by ClearBridge
This objective may be changed without    Advisors, LLC)
shareholder approval.


---------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company
---------------------------------------------------------------------------
Seeks capital appreciation by investing  OppenheimerFunds, Inc.
in "growth type" companies.



---------------------------------------------------------------------------
Seeks to provide investment results      Rydex Investments
that correspond to a benchmark for
over-the-counter securities. The
portfolio's current benchmark is the
NASDAQ 100 Index(TM).
---------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /2/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after January 5, 2009:

                                                                                              Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                   Investment Objective                  as applicable)
                    ---------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Franklin Income Securities        Seeks to maximize income while        Franklin Advisers, Inc.
VARIABLE INSURANCE  Fund -- Class 2 Shares            maintaining prospects for capital
PRODUCTS TRUST                                        appreciation. The fund normally
                                                      invests in both equity and debt
                                                      securities.
                    ---------------------------------------------------------------------------------------------------------
                    Franklin Templeton VIP Founding   Seeks capital appreciation, with      Franklin Templeton Services, LLC
                    Funds Allocation Fund -- Class 2  income as a secondary goal. The fund  (the fund's administrator)
                    Shares                            normally invests equal portions in
                                                      Class 1 shares of Franklin Income
                                                      Securities Fund; Mutual Shares
                                                      Securities Fund; and Templeton
                                                      Growth Securities Fund.
                    ---------------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Service Center by calling:

                                 800.313.5282

                                or by writing:

                  Genworth Life Insurance Company of New York
                        Variable Annuity Service Center
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

The Eaton Vance VT Worldwide Health Sciences Fund is currently the most expensive Portfolio available under your contract. Effective September 18, 2010, as a result of the liquidation and termination of the Portfolio,
(1) please replace the "Maximum" under "Annual Portfolio Expenses" in the Fee Tables section of your variable annuity prospectus with 2.34% and (2) please replace the "Examples" section of your variable annuity prospectus with the following:

Examples

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Enhanced Payment Benefit Option;

  . elected Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,222      $2,598      $3,910       $7,160


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $578       $1,975      $3,390       $7,019

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $694       $2,095      $3,516       $7,160

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a charge of 0.15% for the Enhanced Payment Benefit Option (deducted daily at an effective annual rate of the assets in the Separate Account);

  . for Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value);

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.